Other financial liabilities (Schedule of detailed information about other financial liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Derivative liabilities	$ 11,811	$ 17,995
Equipment financing	3,300	0
Deferred Rosemont acquisition consideration	9,713	9,713
Agreements with communities recorded at amortized cost	17,411	5,593
Other financial liabilities, current	42,235	33,301
Non-current
Deferred Rosemont acquisition consideration	0	9,163
Equipment financing	7,499	0
Agreements with communities recorded at amortized cost	37,568	36,900
Wheaton refund liability	6,653	6,383
Other financial liabilities, non-current	51,720	52,446
Other financial liabilities	$ 93,955	$ 85,747